Standards issued but not yet effective	12 Months Ended
Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
5.	Standards issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Ecopetrol Business Group’s financial statements are disclosed below. The Ecopetrol Business Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

- IFRS 16 “Leases: was issued in January 2016 and replaces IAS 17
“Leases”,
 IFRIC 4
“Determining whether an Agreement contains a lease”
 SIC-15
“Operational leases – Incentives”
 and SIC-27,
“Evaluating the Substance of Transactions involving the Legal Form of a Lease”
. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees - leases of “low value” assets (e.g., personal computers) and short-term leases (i.e., lease with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-to-use asset). Lessees will be required to separately recognize interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors shall continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and financial leases.

IFRS 16, which is effective for annual periods beginning on or after January 1, 2019, requires lessees and lessors to make more extensive disclosures than under IAS 17.

Transition to IFRS 16

Ecopetrol Business Group will adopt IFRS 16 as of January 1, 2019, using a modified retrospective approach on contracts previously identified as leases under IAS 17 and IFRIC 4.

The Ecopetrol Business Group will elect to use the exemptions proposed by the standard on lease contracts for which the lease terms ends within 12 months as of the date of initial application, and lease contracts for which the underlying asset is of low value (e.g., computers, mobile telephones, printers, photocopiers, etc.).

During 2018 the Ecopetrol Business Group has performed an assessment of the impact IFRS 16 upon initial application and concluded that it will not have a significant impact in its consolidated financial statements.

Leases in which Ecopetrol Business Group is a lessee

Ecopetrol Business Group will recognize right-of-use assets and a lease liability, currently accounted for as operating leases, primarily on the following leased assets:

■	Lands
■	Vehicles
■	Power plants
■	Water treatment plants
■	Helicopters

Prior to the adoption of IFRS 16, Ecopetrol Business Group, recognized operating lease expenses on a straight-line basis during the lease term. Upon application of IFRS 16, Ecopetrol Business Group will instead recognize a depreciation charge on the right-of-use asset and a financial expense related to the lease liability.

Based on currently available information, upon application of IFRS 16, the Ecopetrol Business Group estimates it will recognize a right-to-use asset for approximately COP$430,000 as of January 1, 2019, and a lease liability for the same amount, which are not considered material. The actual impact upon adoption could be different.

-	IAS 40 “Investment Properties: Transfers of investment properties” modifies paragraph 57 of IAS 40 to reflect the principle that a change of use involves: (a) an assessment as to whether a property complies or has ceased to comply with the definition of investment property; and (b) requires evidence that supports the change of use that has occurred. By applying this principle, an entity will transfer properties under construction or development to or from investment properties if and only if there is a change of use of this property supported by evidence.

-	IFRS 4 “Insurance Policies: Application of IFRS 9 (Financial Instruments) with IFRS 4 (Insurance Policies)” addresses concerns as to the various validity dates of IFRS 9 and the next standard on insurance policies. Changes include a temporary exemption from IFRS 9 for insurers who meet specific criteria and an option for them to apply the focus of the overlap to designated financial assets.

-	IFRIC 23 “Uncertainty with regard to treatment of the capital gains tax” clarifies how to apply the recognition and measurement requirements of IAS 12 when there is uncertainty regarding treatment of the capital gains tax.

When there is uncertainty regarding treatment of the capital gains tax, the Company must determine whether it considers each uncertain tax treatment separately or in combination with one or more other uncertain tax treatments based on the focus that best predicts resolution of the uncertainty. Ecopetrol will re-assess a decision or estimate required by this interpretation if the facts and circumstances on which the decision or estimate was based change, or as a result of new information affecting the decision or estimate.

Additionally, upon assessing whether and how an uncertain tax treatment affects determination of the tax gain (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, an entity will assume that a tax authority will inspect the amounts it is entitled to examine and have complete knowledge of all related information when those reviews are carried out.

This interpretation must be applied for years starting January 1, 2019.

-	Annual Improvements to the IFRS Regulations, 2014 – 2016 Cycle:

■	IFRS 1 - First-time adoption of International Financial Reporting Standards: Elimination of short-term exemptions for entities that adopt IFRS Standards for the first time.

■	IFRS 12 - Information to be disclosed on stakes in other entities. Clarification of the scope of the regulation.

■	IAS 28 - Investments in related companies and joint ventures: Measurement at reasonable value of a related company or joint venture.

-	Amendments to IAS 28 - Long-term interests in associates and joint ventures. The changes clarify that companies recognize long-term interests in an associate or joint venture to which the equity method does not apply, using IFRS 9. The IASB also provides an example that illustrates how companies apply the IFRS 9 and IAS 28 requirements to long-term interests in an associate or joint venture.

-	Amendments to IFRS 9 - Prepayment Features with Negative Compensation. Changes to IFRS 9 allow companies to measure financial assets canceled in advance with negative offset to amortized cost or reasonable value, through another comprehensive result if a specific condition is met, instead of doing so at reasonable value with gain or loss.

-	Annual Improvements to IFRS Standards 2015–2017 Cycle:

■	Amendments to IAS 12 – Capital Gains Tax: Consequences to the capital gains tax of payments for financial instruments classified as net equity.

■	Amendments to IAS 23 - Loan costs. Loan costs subject to compounding.

■	Amendments to IFRS 3 – Business combinations and changes to IFRS 11 – Joint agreements. Stakes previously held in a joint venture.

5.2	Impact of the adoption of new regulations (IFRS 16)

IFRS 16 “Leases” was issued in January 2016 and replaces IAS 17 “Leases,” IFRIC 4 “Determination as to whether an agreement contains a lease contract,” SIC-15 “Operational leases – Incentives” and SIC-27 “Assessment of the share of transactions that legally involve a lease.”

The new accounting policies are subject to change until the Ecopetrol Business Group presents its first financial statements under IFRS 16 in 2019.